Improvements to Concession Assets - Additional Information (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about service concession arrangements [Line Items]
Net amount capitalized	$ 186,834	$ 186,834	$ 186,834
Net amount capitalization rate	4.60%	4.60%	4.60%
Mexican Aircraft [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investments pending to be paid	$ 318,519	$ 409,271	$ 441,515